Cash and cash equivalent (Details) - Schedule of cash and cash equivalent - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021
Cash and cash equivalent (Details) - Schedule of cash and cash equivalent [Line Items]
Denominated	$ 3,543		$ 11,063
NIS [Member]
Cash and cash equivalent (Details) - Schedule of cash and cash equivalent [Line Items]
Denominated	229		693
USD [Member]
Cash and cash equivalent (Details) - Schedule of cash and cash equivalent [Line Items]
Denominated	3,309	[1]	10,359
EUR [Member]
Cash and cash equivalent (Details) - Schedule of cash and cash equivalent [Line Items]
Denominated	1		4
GBP [Member]
Cash and cash equivalent (Details) - Schedule of cash and cash equivalent [Line Items]
Denominated	$ 4		$ 7

[1]	Including short term bank deposit for a period of 1-2 months at an interest rate of 4.5%-6.0%.